FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [Member]
Financial Liabilities [Abstract]
Carrying value	[1]	$ 101.3	$ 146.0
Fair value	[1]	101.3	146.0
Long-term debt [Member]
Financial Liabilities [Abstract]
Carrying value		780.5	1,007.7
Fair value		652.9	1,064.3
Gold stream obligation [Member]
Financial Liabilities [Abstract]
Carrying value		182.4	273.5
Fair value		182.4	273.5
Perfomance share units [Member]
Financial Liabilities [Abstract]
Carrying value		0.2	1.8
Fair value		0.2	1.8
Restricted share units [Member]
Financial Liabilities [Abstract]
Carrying value		0.3	0.8
Fair value		0.3	0.8
Copper price option contracts [Member]
Financial Assets [Abstract]
Carrying value		0.7
Fair value		0.7
Financial Liabilities [Abstract]
Carrying value		0.0	4.1
Fair value		0.0	4.1
Gold price option contracts [Member]
Financial Liabilities [Abstract]
Carrying value			0.0
Fair value			0.0
Cash and cash equivalents [Member]
Financial Assets [Abstract]
Carrying value		103.7	216.2
Fair value		103.7	216.2
Trade and other receivables [Member]
Financial Assets [Abstract]
Carrying value		36.6	29.0
Fair value		36.6	29.0
Provisionally priced contracts [Member]
Financial Assets [Abstract]
Carrying value		(1.6)	4.2
Fair value		(1.6)	4.2
Gold and copper swap contracts [Member]
Financial Assets [Abstract]
Carrying value		0.9	(6.1)
Fair value		0.9	(6.1)
Investments [Member]
Financial Assets [Abstract]
Carrying value		0.8	1.0
Fair value		0.8	1.0
Proceeds due from income tax refunds at Mesquite [Member]
Financial Assets [Abstract]
Carrying value	[2]	8.5	0.0
Fair value	[2]	$ 8.5	$ 0.0

[1]	Trade and other payables exclude the short-term portion of reclamation and closure cost obligation and the short-term portion of the gold stream obligation.
[2]	Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position.